Merger (Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed) (Details) - USD ($)		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016
FNBPA net assets acquired:
Goodwill resulting from the merger		$ 3,402,000
FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
Total purchase price	$ 12,845,000
FNBPA net assets acquired:
Cash and cash equivalents	3,452,000
Interest-bearing time deposits	350,000
Investment securities	35,458,000
Loans	47,055,000
Premises and equipment	419,000
Accrued interest receivable	550,000
Core deposit and other intangibles	343,000
Other real estate owned	114,000
Other assets	763,000
Deposits	(77,665,000)
Accrued interest payable	(13,000)
Other liabilities	(1,316,000)
Total FNBPA net assets acquired	9,510,000
Goodwill resulting from the merger	$ 3,335,000	$ 3,402,000